Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity
14.	EQUITY
a.	Ordinary shares

	December 31
	2016	2017	2018
Number of shares authorized	200,000,000	200,000,000	500,000,000
Amount of shares authorized (NT$ thousand)	$2,000,000	$2,000,000	$5,000,000
Number of shares issued and fully paid	115,670,940	130,128,940	160,248,940
Amount of shares issued and fully paid	$36,710,066	$41,514,016	$51,627,219

The issued ordinary shares with a par value of NT$10 entitle holders with the rights to vote and receive dividends.

On May 27, 2016, the holders of the Preference Shares approved the conversion of all the Preference Shares into an equal number, 41,614,397 of Ordinary Shares, which increased the share capital by $41,614 (NT$ 1,304 thousand) and the capital surplus by $64,557,452 (NT$ 2,053,693 thousand).

On May 27, 2016, in the shareholders’ meeting, the shareholders resolved to adjust the par value of the Company’s ordinary shares from US$0.001 to NT$10 and approved a share split, at a ratio of 1-to-2 after the conversion of Preference Shares into Ordinary Shares for the purpose of the proposed initial public offering and listing on TPEx.  The accompanying consolidated financial statements have been retroactively adjusted to take the share split into account for the year presented.

On May 27, 2016, the Company’s board of directors resolved to issue 19,667,144 ordinary shares, with a par value of NT$10, for consideration of $1.13 per share, which increased the share capital to $36,710,066 (NT$ 1,156,709 thousand).

On February 28, 2017, the Company’s board of directors resolved to issue 14,458,000 ordinary shares for initial public offering on the TPEx, with a par value of NT$10, amounting to $4,803,950 (NT$ 144,580 thousands), which increased the balance of the share capital to $41,514,016 (NT$ 1,301,289 thousands). The above issuance was declared effective by the TPEx on April 7, 2017, and the subscription base date was determined as at May 25, 2017. The abovementioned shares were issued at a weighted-average bid price of NT$68.92 per share. The Company collected the above proceeds amounting to $33,060,951 (NT$ 996,495 thousands) for new shares issued on May 25, 2017.

The Company completed its initial public offering of 6,000,000 ADSs representing 30,000,000 ordinary shares on May 8, 2018 in the United States. The Company’s ADSs have been listed on the Nasdaq Global Market since May 4, 2018. Each ADS represents five of the Company’s ordinary shares. The offering price per ADS was $7.03. The payment for the initial public offering was fully collected as of May 8, 2018, and the record date for this capital increase was May 8, 2018.

On September 10, 2018, the Company’s board of directors resolved to increase the amount of shares authorized to NT$5,000,000 thousand.

For long-term development purposes, on November 7, 2018, the board of directors resolved to issue ordinary shares ranging from 15,000,000 to 40,000,000 shares for the purpose of issuing the ADR, American Depository Receipts. On December 5, 2018, the Company received the approval letter No.1070344286 from the Financial Supervisory Commission (FSC) in accordance with the regulatory requirement.

b.	Capital surplus

	December 31
	2016	2017	2018
Arising from issuance of new share capital	$50,119,257	$78,384,290	$105,143,362
Arising from employee share options	5,136,828	5,898,391	6,316,310

	$55,256,085	$84,282,681	$111,459,672

c.	Retained earnings and dividends policy

Under the Company’s Articles of Incorporation, the Company may declare dividends by ordinary resolution of the Company’s board of directors, but no dividends shall exceed the amount recommended by the directors of the Company.

The Company may set aside out of the funds legally available for distribution, for equalizing dividends or for any other purpose to which those funds may be properly applied, either employed in the business of the Company or invested in such investments as the directors of the Company may from time to time think fit.

The accumulated deficits for 2016 and 2017 approved in the shareholders’ meetings on June 28, 2017 and June 15, 2018, respectively, were as follows:

	For the Year Ended December 31
	2016	2017
Accumulated deficits at the beginning of the year	$(41,342,180)	$(50,391,283)
Net loss for the year	(9,049,103)	(39,891,978)

Accumulated deficits at the end of the year	$(50,391,283)	$(90,283,261)

The accumulated deficits for 2018 which had been proposed by the Company’s board of directors on March 22, 2019 were as follows:

For the Year Ended December 31
2018
Accumulated deficits at the beginning of the year	$(90,283,261)
Net loss for the year	(42,185,597)

Accumulated deficits at the end of the year	$(132,468,858)

The accumulated deficits for 2018 are subject to the resolution of the shareholders’ meeting to be held on June 21, 2019.